Trust Agreement (Schedule Of Redemption Charges Based On Redeemed Units' Net Asset Value) (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Trust Agreement [Line Items]
Subscriptions	$ 100,000
Less Than $100,000 [Member]
Trust Agreement [Line Items]
Subscriptions	$ 100,000
Less Than $100,000 [Member] | First 6 Months [Member]
Trust Agreement [Line Items]
Redemption Charges	4.00%
Less Than $100,000 [Member] | Second 5 Months [Member]
Trust Agreement [Line Items]
Redemption Charges	3.00%
$100,000 - $499,999 [Member] | Maximum [Member]
Trust Agreement [Line Items]
Subscriptions	$ 499,999
$100,000 - $499,999 [Member] | Minimum [Member]
Trust Agreement [Line Items]
Subscriptions	$ 100,000
$100,000 - $499,999 [Member] | First 6 Months [Member]
Trust Agreement [Line Items]
Redemption Charges	3.50%
$100,000 - $499,999 [Member] | Second 5 Months [Member]
Trust Agreement [Line Items]
Redemption Charges	2.50%
$500,000 - $999,999 [Member] | Maximum [Member]
Trust Agreement [Line Items]
Subscriptions	$ 999,999
$500,000 - $999,999 [Member] | Minimum [Member]
Trust Agreement [Line Items]
Subscriptions	$ 500,000
$500,000 - $999,999 [Member] | First 6 Months [Member]
Trust Agreement [Line Items]
Redemption Charges	3.00%
$500,000 - $999,999 [Member] | Second 5 Months [Member]
Trust Agreement [Line Items]
Redemption Charges	2.00%
Greater Than $1,000,000 [Member]
Trust Agreement [Line Items]
Subscriptions	$ 1,000,000
Greater Than $1,000,000 [Member] | First 6 Months [Member]
Trust Agreement [Line Items]
Redemption Charges	2.50%
Greater Than $1,000,000 [Member] | Second 5 Months [Member]
Trust Agreement [Line Items]
Redemption Charges	1.50%